Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Finite-Lived Intangible Assets [Line Items]
Carrying amount, finite-lived intangible assets	$ 467,455	$ 432,649
Accumulated Amortization	(161,254)	(133,110)
Total	306,201	299,539
Indefinite‑lived intangible assets	34,207	34,207
Carrying amount, intangible assets	501,662	466,856
Intangible assets, net	340,408	333,746
Customer related
Finite-Lived Intangible Assets [Line Items]
Carrying amount, finite-lived intangible assets	292,115	265,095
Accumulated Amortization	(47,348)	(31,265)
Total	244,767	233,830
Proprietary technology
Finite-Lived Intangible Assets [Line Items]
Carrying amount, finite-lived intangible assets	49,315	45,175
Accumulated Amortization	(19,685)	(11,390)
Total	$ 29,630	$ 33,785
Finite-lived intangible asset, useful life	10 years	10 years
Trademark
Finite-Lived Intangible Assets [Line Items]
Carrying amount, finite-lived intangible assets	$ 26,535	$ 26,149
Accumulated Amortization	(3,563)	(4,293)
Total	22,972	21,856
Backlog
Finite-Lived Intangible Assets [Line Items]
Carrying amount, finite-lived intangible assets	82,315	82,277
Accumulated Amortization	(81,764)	(80,947)
Total	$ 551	$ 1,330
Finite-lived intangible asset, useful life	1 year	1 year
Other
Finite-Lived Intangible Assets [Line Items]
Carrying amount, finite-lived intangible assets	$ 17,175	$ 13,953
Accumulated Amortization	(8,894)	(5,215)
Total	$ 8,281	$ 8,738
Finite-lived intangible asset, useful life	4 years	4 years
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	1 year
Minimum [Member] | Customer related
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years	5 years
Minimum [Member] | Trademark
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	10 years	10 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	26 years
Maximum [Member] | Customer related
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	26 years	26 years
Maximum [Member] | Trademark
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	15 years	15 years